Quarterly Data	12 Months Ended
Aug. 02, 2015
Quarterly Financial Data [Abstract]
Quarterly Data
Quarterly Data (unaudited)

	2015
	First	Second	Third	Fourth
Net sales	$2,255	$2,234	$1,900	$1,693
Gross profit	795	743	682	562
Net earnings attributable to Campbell Soup Company	248	222	179	17
Per share - basic
Net earnings attributable to Campbell Soup Company	.79	.71	.58	.05
Dividends	.312	.312	.312	.312
Per share - assuming dilution
Net earnings attributable to Campbell Soup Company	.78	.71	.57	.05
Market price
High	$45.12	$47.45	$48.31	$49.54
Low	$41.15	$42.70	$44.45	$44.92

	2015
	First	Second	Third	Fourth
In 2015, the following charges were recorded in Net earnings attributable to Campbell Soup Company:
Restructuring charges and implementation costs (see Note 8)	$—	$—	$11	$67
Pension and postretirement benefit mark-to-market adjustments	2	—	16	69
Per share - assuming dilution
Restructuring charges and implementation costs	—	—	.04	.21
Pension and postretirement benefit mark-to-market adjustments	.01	—	.05	.22

	2014
	First	Second	Third	Fourth
Net sales	$2,165	$2,281	$1,970	$1,852
Gross profit	811	827	706	627
Earnings from continuing operations attributable to Campbell Soup Company	209	248	209	119
Earnings (loss) from discontinued operations	(9)	90	—	—
Net earnings attributable to Campbell Soup Company	200	338	209	119
Per share - basic
Earnings from continuing operations attributable to Campbell Soup Company	.67	.79	.67	.38
Earnings (loss) from discontinued operations	(.03)	.29	—	—
Net earnings attributable to Campbell Soup Company(1)	.64	1.08	.67	.38
Dividends	.312	.312	.312	.312
Per share - assuming dilution
Earnings from continuing operations attributable to Campbell Soup Company	.66	.78	.66	.38
Earnings (loss) from discontinued operations	(.03)	.28	—	—
Net earnings attributable to Campbell Soup Company(1)	.63	1.07	.66	.38
Market price
High	$48.08	$43.70	$45.48	$46.67
Low	$39.87	$38.30	$39.60	$41.39
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(1)	The sum of the individual per share amounts may not add due to rounding.

	2014
	First	Second	Third	Fourth
In 2014, the following charges (gains) were recorded in Earnings from continuing operations:
Restructuring charges and related costs (see Note 8)	$15	$5	$1	$15
Pension and postretirement benefit mark-to-market adjustments	(13)	—	—	32
Loss on foreign exchange forward contracts related to the sale of the European simple meals business (see Note 19)	6	—	—	—
Tax expense associated with the sale of the European simple meals business	7	—	—	—
Per share - assuming dilution
Restructuring charges and related costs	.05	.02	—	.05
Pension and postretirement benefit mark-to-market adjustments	(.04)	—	—	.10
Loss on foreign exchange forward contracts related to the sale of the European simple meals business	.02	—	—	—
Tax expense associated with the sale of the European simple meals business	.02	—	—	—
In 2014, the following charges (gains) were recorded in Earnings (loss) from discontinuing operations:
Taxes, costs associated with the sale, and gain on sale of the European simple meals business (see Note 4)	$18	$(90)	—	—
Per share - assuming dilution
Taxes, costs associated with the sale, and gain on sale of the European simple meals business (see Note 4)	.06	(.28)	—	—
In 2016, we elected to change our method of accounting for the recognition of actuarial gains and losses for defined benefit pension and postretirement plans and the calculation of expected return on pension plan assets.The changes in policy were applied retrospectively to all periods presented. See Summary of Significant Accounting Policies for additional information.
The impacts of the changes in policy to the quarterly data are summarized below:

	First Quarter 2015			Second Quarter 2015
	Previously Reported	Effect of Accounting Change	Recast	Previously Reported	Effect of Accounting Change	Recast
Gross profit	$783	$12	$795	$728	$15	$743
Net earnings attributable to Campbell Soup Company	234	14	248	207	15	222
Per share data
Net earnings per share from continuing operations attributable to Campbell Soup Company - basic	.75	.04	.79	.66	.05	.71
Net earnings per share from continuing operations attributable to Campbell Soup Company - assuming dilution	.74	.04	.78	.66	.05	.71

	Third Quarter 2015			Fourth Quarter 2015
	Previously Reported	Effect of Accounting Change	Recast	Previously Reported	Effect of Accounting Change	Recast
Gross profit	$682	$—	$682	$612	$(50)	$562
Net earnings attributable to Campbell Soup Company	182	(3)	179	68	(51)	17
Per share data
Net earnings per share from continuing operations attributable to Campbell Soup Company - basic	.59	(.01)	.58	.22	(.17)	.05
Net earnings per share from continuing operations attributable to Campbell Soup Company - assuming dilution	.58	(.01)	.57	.22	(.17)	.05

	First Quarter 2014			Second Quarter 2014
	Previously Reported	Effect of Accounting Change	Recast	Previously Reported	Effect of Accounting Change	Recast
Gross profit	$777	$34	$811	$814	$13	$827
Earnings from continuing operations attributable to Campbell Soup Company	181	28	209	235	13	248
Net earnings attributable to Campbell Soup Company	172	28	200	325	13	338
Per share data - basic
Earnings from continuing operations attributable to Campbell Soup Company	.58	.09	.67	.75	.04	.79
Net earnings per share from continuing operations attributable to Campbell Soup Company - basic	.55	.09	.64	1.04	.04	1.08
Per share data - dilution
Earnings from continuing operations attributable to Campbell Soup Company	.57	.09	.66	.74	.04	.78
Net earnings per share from continuing operations attributable to Campbell Soup Company - assuming dilution	.54	.09	.63	1.03	.04	1.07

	Third Quarter 2014			Fourth Quarter 2014
	Previously Reported	Effect of Accounting Change	Recast	Previously Reported	Effect of Accounting Change	Recast
Gross Profit	$676	$30	$706	$631	$(4)	$627
Earnings from continuing operations attributable to Campbell Soup Company	184	25	209	137	(18)	119
Net earnings attributable to Campbell Soup Company	184	25	209	137	(18)	119
Per share data - basic
Earnings from continuing operations attributable to Campbell Soup Company	.59	.08	.67	.44	(.06)	.38
Net earnings per share from continuing operations attributable to Campbell Soup Company - basic	.59	.08	.67	.44	(.06)	.38
Per share data - dilution
Earnings from continuing operations attributable to Campbell Soup Company	.58	.08	.66	.43	(.05)	.38
Net earnings per share from continuing operations attributable to Campbell Soup Company - assuming dilution	.58	.08	.66	.43	(.05)	.38